Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Long-Term Bank Loans

	December 31,	December 31,
	2019	2020
	US$	US$
Loan from ICBC
Due December 26, 2021, at 6.175% per annum	66,890,284	25,539,089
Due December 22, 2021, at 6.175% per annum	33,448,009	12,772,610
Due December 30, 2021, at 6.60% per annum	30,770,333	11,748,839
Due December 22, 2021, at 9.80% per annum	33,448,009	12,772,610
Due July 23, 2022, at 4.75% per annum	14,334,451	5,823,844
	178,891,086	68,656,992
Loan from China Guangfa Bank
Due July 17, 2021, at 6.175% per annum	18,048,508	—

Loan from Bank of China
Due March 30, 2020, at 6.65% per annum	7,167,226	—
Due October 31, 2021 at 4.75% per annum	50,457,269	23,847,109
Due March 19, 2022 at 5.225% per annum	—	27,586,630
	57,624,495	51,433,739
Loan from Bank of Beijing
Due February 14, 2020 at 4.75% per annum	32,372,065	—

Loan from The Bank of East Asia
Due January 9, 2020, at 1.10% plus 1 month LIBOR	3,178,000	—
Due June 4, 2021, at 1.10% plus 1 month LIBOR	22,500,000	22,500,000
Due June 6, 2021, at 1.10% plus 1 month LIBOR	30,000,000	30,000,000
Due August 20, 2021, at 1.10% plus 1 month LIBOR	19,170,000	19,170,000
Due September 27, 2021, at 1.10% plus 1 month LIBOR	9,100,000	9,100,000
Due October 20, 2021, at 1.10% plus 1 month LIBOR	2,100,000	2,100,000
Due October 27, 2021, at 1.10% plus 1 month LIBOR	17,570,000	17,570,000
Due January 14, 2022, at 1.10% plus 1 month LIBOR	—	3,000,000
Due January 5, 2022, at 1.10% plus 1 month LIBOR	—	16,340,000
Due January 5, 2022, at 1.10% plus 1 month LIBOR	—	3,240,000
Due September 30, 2022, at 1.10% plus 1 month LIBOR	—	5,500,000
	103,618,000	128,520,000

Loan from Ping An Bank Co., Ltd.
Due April 22, 2021, at 6.8875% per annum	80,272,928	53,487,410
Due May 27, 2021, at 7.3625% per annum	9,890,771	4,597,772
Due March 18, 2022, at 6.5075% per annum	39,405,407	33,716,992
	129,569,106	91,802,174

Loan from China Construction Bank
Due August 1, 2021, at 4.35% per annum	44,723,488	47,816,825
Due August 1, 2021, at 4.75% per annum	11,180,872	11,187,911
Due August 1, 2021, at 4.75% per annum	17,201,343	—
	73,105,703	59,004,736
Loan from Bank of Minsheng
Due May 30, 2031, at 8.07% per annum	59,487,973	60,384,067
Due March 16, 2023 at 8.8825% per annum	286,402,339	208,125,795
	345,890,312	268,509,862
Loan from Bank of Hengfeng
Due September 20, 2021, at 8.0009% per annum	65,150,082	—

Loan from Zheshang Bank Co., Ltd
Due September 21, 2021, at 7.60% per annum	17,344,686	—

Loan from Bank of Communications Co., Ltd
Due March 18, 2022, at 7.600% per annum	37,104,728	18,716,226

Loan from Bank of Zhengzhou Co., Ltd
Due September 26, 2021, at 7.000075% per annum	64,505,031	61,916,658
Due August 30, 2023, at 6.50% per annum	—	114,944,290
	64,505,031	176,860,948
Loan from Bank of Huaxia Co., Ltd
Due December 27, 2021, at 5.08% per annum	11,610,908	—
Due May 28, 2023, at 5.08% per annum	—	18,391,086
	11,610,908	18,391,086
Loan from Xiamen International Bank Co., Ltd
Due February 20, 2023, at 10.00% per annum	—	9,195,543
Due April 30, 2023, at 6.80% per annum	—	4,904,290
	—	14,099,833

Loan from Bank of Guangzhou Co., Ltd
Due September 3, 2024, at 7.30% per annum	—	98,577,756

Loan from Luso International Banking Ltd
Due January 13, 2022, at 2.82% per annum	—	2,567,812
Due January 19, 2022, at 2.82% per annum	—	16,808,448
Due February 26, 2022, at 2.82% per annum	—	19,320,740
Due January 1, 2022, at 2.90% per annum	—	1,350,000
Due November 10, 2022, at 2.90% per annum	—	36,500,000
	—	76,547,000
Total	1,134,834,710	1,071,120,352
Less: current portion of long-term bank loans	(448,770,014)	(482,102,433)
Total long-term bank loans	686,064,696	589,017,919

Long-term Debt [Member]
Debt Instrument [Line Items]
Schedule of Maturities

As of December 31, 2020, the contractual maturities of these loans are as follows:

Year	Amount
US$
2021	482,102,433
2022	244,614,175
2023	258,854,542
2024	42,330,150
2025 and thereafter	43,219,052
Less: current portion of long-term bank loans	(482,102,433)
Total: long-term bank loans	589,017,919